Debt (Details 16) (USD $)	1 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		1 Months Ended
	May 31, 2009	Dec. 31, 2014 aircraft	Dec. 31, 2014 aircraft	Mar. 30, 2011 aircraft subsidiary	Dec. 31, 2013	Jan. 16, 2013	Mar. 20, 2013	Jun. 30, 2009	Mar. 31, 2012 aircraft subsidiary	Nov. 30, 2014	Mar. 29, 2013
Debt
Debt outstanding		$ 23,276,335,000	$ 23,276,335,000
Non-restricted subsidiary | Subordinated financing, related party, May 2009 | Predecessor
Debt
Subordinated financing provided to an indirect, wholly owned subsidiary	39,000,000
AeroTurbine Revolving Credit Facility | AeroTurbine
Debt
Maximum borrowing capacity										550,000,000
Secured debt financing
Debt
Debt outstanding		7,600,000,000	7,600,000,000
Number of aircraft designated as collateral		464
Secured debt financing | Predecessor
Debt
Debt outstanding					8,207,849,000
Secured debt financing | Temescal Facility, March 2011 term loan | Non-restricted subsidiary
Debt
Maximum borrowing capacity		1,500,000,000	1,500,000,000
Debt outstanding		1,100,000,000	1,100,000,000
Number of aircraft designated as collateral			54
Secured debt financing | Temescal Facility, March 2011 term loan | Non-restricted subsidiary | Predecessor
Debt
Number of subsidiaries entered into loan agreement				1
Maximum borrowing capacity				1,300,000,000	1,500,000,000
Debt outstanding					1,300,000,000
Number of aircraft designated as collateral				54
Appraised value				2,400,000,000
Loan-to-value ratio (as a percent)				65.00%
Secured debt financing | Temescal Facility, March 2011 term loan | LIBOR | Non-restricted subsidiary
Debt
Variable rate basis			LIBOR
Margin added to variable rate basis (as a percent)		2.75%	2.75%
Secured debt financing | Temescal Facility, March 2011 term loan | LIBOR | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis				LIBOR
Margin added to variable rate basis (as a percent)				2.75%
Secured debt financing | Temescal Facility, March 2011 term loan | Base rate | Non-restricted subsidiary
Debt
Variable rate basis			base rate
Margin added to variable rate basis (as a percent)			1.75%
Secured debt financing | Temescal Facility, March 2011 term loan | Base rate | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis				base rate
Margin added to variable rate basis (as a percent)				1.75%
Secured debt financing | AeroTurbine Revolving Credit Facility
Debt
Debt outstanding		302,142,000	302,142,000
Secured debt financing | AeroTurbine Revolving Credit Facility | AeroTurbine
Debt
Maximum borrowing capacity										550,000,000
Credit facility, amount outstanding		302,100,000	302,100,000
Secured debt financing | AeroTurbine Revolving Credit Facility | AeroTurbine | Predecessor
Debt
Maximum borrowing capacity					430,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option					70,000,000
Credit facility, amount outstanding					380,500,000
Secured debt financing | AeroTurbine Revolving Credit Facility | LIBOR | AeroTurbine
Debt
Variable rate basis			LIBOR
Margin added to variable rate basis (as a percent)			2.50%
Secured debt financing | AeroTurbine Revolving Credit Facility | LIBOR | AeroTurbine | Predecessor
Debt
Variable rate basis					LIBOR
Margin added to variable rate basis (as a percent)					3.00%
Secured debt financing | 2009 Aircraft Financings, Borrowings from third parties | Predecessor
Debt
Write off of unamortized deferred financing costs						1,700,000
Secured debt financing | 2009 Aircraft Financings, Borrowings from third parties | Non-restricted subsidiary | Predecessor
Debt
Additional borrowing	106,000,000
Secured debt financing | Aircraft financings June 2009 | Predecessor
Debt
Write off of unamortized deferred financing costs							800,000
Secured debt financing | Aircraft financings June 2009 | Non-restricted subsidiary | Predecessor
Debt
Issuance of debt								55,400,000
Aircraft owned by subsidiary								1
Remaining principal payable at maturity								27,500,000
Fixed interest rate (as a percent)								6.58%
Secured debt financing | Aircraft financings June 2009 | Non-restricted subsidiary | Amortizing loan | Predecessor
Debt
Amortization period								5 years
Secured debt financing | Camden Facility, March 2012 term loan
Debt
Debt outstanding		155,168,000	155,168,000
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary
Debt
Debt outstanding		155,200,000	155,200,000
Average interest rate (as a percent)		4.73%	4.73%
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary | Prior to March 30, 2015
Debt
Prepayment penalty percentage			1.00%
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary | Predecessor
Debt
Number of subsidiaries entered into loan agreement									1
Maximum borrowing capacity									203,000,000		203,000,000
Debt outstanding					173,500,000
Number of aircraft financed									7
Average interest rate (as a percent)					4.73%
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary | Predecessor | Prior to March 30, 2015
Debt
Prepayment penalty percentage					1.00%
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary | Amortizing loan | Predecessor
Debt
Amortization period									6 years